Exhibit 99.1

World Omni Auto Receivables Trust 2023-C

Monthly Servicer Certificate

November 30, 2024

Dates Covered
Collections Period	11/01/24 - 11/30/24
Interest Accrual Period	11/15/24 - 12/15/24
30/360 Days	30
Actual/360 Days	31
Distribution Date	12/16/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/24	591,252,384.08	31,209
Yield Supplement Overcollateralization Amount 10/31/24	53,769,153.21	0
Receivables Balance 10/31/24	645,021,537.29	31,209
Principal Payments	25,388,973.72	1,052
Defaulted Receivables	959,825.47	38
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/24	50,748,660.79	0
Pool Balance at 11/30/24	567,924,077.31	30,119

Pool Statistics	$ Amount	# of Accounts
Pool Factor	53.17%
Prepayment ABS Speed	1.47%
Aggregate Starting Principal Balance	1,163,498,581.79	43,008

Delinquent Receivables:
Past Due 31-60 days	9,754,577.40	406
Past Due 61-90 days	3,546,255.33	141
Past Due 91-120 days	795,257.10	32
Past Due 121+ days	0.00	0
Total	14,096,089.83	579

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.28%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.70%
Delinquency Trigger Occurred	NO

Recoveries	686,639.79
Aggregate Net Losses/(Gains) - November 2024	273,185.68
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.51%
Prior Net Losses/(Gains) Ratio	0.84%
Second Prior Net Losses/(Gains) Ratio	1.10%
Third Prior Net Losses/(Gains) Ratio	0.62%
Four Month Average	0.77%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.49%

Overcollateralization Target Amount	6,531,126.89
Actual Overcollateralization	6,531,126.89
Weighted Average Contract Rate	6.02%
Weighted Average Contract Rate, Yield Adjusted	10.98%
Weighted Average Remaining Term	46.42

Flow of Funds	$ Amount
Collections	29,265,562.17
Investment Earnings on Cash Accounts	13,525.09
Servicing Fee	(537,517.95)
Transfer to Collection Account	-
Available Funds	28,741,569.31

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,338,398.04
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	139,360.00
(5) Noteholders' Second Priority Principal Distributable Amount	878,904.35
(6) Class C Interest	71,859.58
(7) Noteholders' Third Priority Principal Distributable Amount	15,650,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,531,126.89
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,131,920.45

Total Distributions of Available Funds	28,741,569.31

Servicing Fee	537,517.95
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	991,900,000.00
Original Class B	31,200,000.00
Original Class C	15,650,000.00

Total Class A, B, & C
Note Balance @ 11/15/24	584,452,981.66
Principal Paid	23,060,031.24
Note Balance @ 12/16/24	561,392,950.42

Class A-1
Note Balance @ 11/15/24	0.00
Principal Paid	0.00
Note Balance @ 12/16/24	0.00
Note Factor @ 12/16/24	0.0000000%

Class A-2a
Note Balance @ 11/15/24	80,992,304.77
Principal Paid	13,602,654.91
Note Balance @ 12/16/24	67,389,649.86
Note Factor @ 12/16/24	30.4242212%

Class A-2b
Note Balance @ 11/15/24	56,310,676.89
Principal Paid	9,457,376.33
Note Balance @ 12/16/24	46,853,300.56
Note Factor @ 12/16/24	30.4242211%

Class A-3
Note Balance @ 11/15/24	316,300,000.00
Principal Paid	0.00
Note Balance @ 12/16/24	316,300,000.00
Note Factor @ 12/16/24	100.0000000%

Class A-4
Note Balance @ 11/15/24	84,000,000.00
Principal Paid	0.00
Note Balance @ 12/16/24	84,000,000.00
Note Factor @ 12/16/24	100.0000000%

Class B
Note Balance @ 11/15/24	31,200,000.00
Principal Paid	0.00
Note Balance @ 12/16/24	31,200,000.00
Note Factor @ 12/16/24	100.0000000%

Class C
Note Balance @ 11/15/24	15,650,000.00
Principal Paid	0.00
Note Balance @ 12/16/24	15,650,000.00
Note Factor @ 12/16/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,549,617.62
Total Principal Paid	23,060,031.24
Total Paid	25,609,648.86

Class A-1
Coupon	5.60700%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.57000%
Interest Paid	375,939.28
Principal Paid	13,602,654.91
Total Paid to A-2a Holders	13,978,594.19

Class A-2b
SOFR Rate	4.80563%
Coupon	5.21563%
Interest Paid	252,904.59
Principal Paid	9,457,376.33
Total Paid to A-2b Holders	9,710,280.92

Class A-3
Coupon	5.15000%
Interest Paid	1,357,454.17
Principal Paid	0.00
Total Paid to A-3 Holders	1,357,454.17

Class A-4
Coupon	5.03000%
Interest Paid	352,100.00
Principal Paid	0.00
Total Paid to A-4 Holders	352,100.00

Class B
Coupon	5.36000%
Interest Paid	139,360.00
Principal Paid	0.00
Total Paid to B Holders	139,360.00

Class C
Coupon	5.51000%
Interest Paid	71,859.58
Principal Paid	0.00
Total Paid to C Holders	71,859.58

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.4545055
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	22.1997894
Total Distribution Amount	24.6542949

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	1.6972428
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	61.4115346
Total A-2a Distribution Amount	63.1087774

A-2b Interest Distribution Amount	1.6422376
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	61.4115346
Total A-2b Distribution Amount	63.0537722

A-3 Interest Distribution Amount	4.2916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.2916667

A-4 Interest Distribution Amount	4.1916667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.1916667

B Interest Distribution Amount	4.4666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.4666667

C Interest Distribution Amount	4.5916665
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.5916665

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	38.11
Noteholders' Third Priority Principal Distributable Amount	678.67
Noteholders' Principal Distributable Amount	283.22

Account Balances	$ Amount
Reserve Account
Balance as of 11/15/24	2,603,351.22
Investment Earnings	9,735.73
Investment Earnings Paid	(9,735.73)
Deposit/(Withdrawal)	-
Balance as of 12/16/24	2,603,351.22
Change	-

Required Reserve Amount	2,603,351.22

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$5,145,110.27	9,473,294.79	4,597,830.19
Number of Extensions	185	336	167
Ratio of extensions to Beginning of Period Receivables Balance	0.80%	1.41%	0.65%